CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	US Dollars
Figures in millions	2025	2024	2023

Cash and cash equivalents	2,905	1,425	964
Bank overdraft	(23)	(28)	(9)
Per Statement of Cash Flows	2,882	1,397	955

Accounting policies
Cash and cash equivalents comprise cash on hand, deposits on call and other short-term highly liquid investments with a maturity period of three months or less at date of purchase. Cash and cash equivalents are stated at carrying amount which fairly approximates its fair value. For the purposes of the statement of cash flows, cash and cash equivalents is net of bank overdrafts as it forms an integral part of the Group’s cash management.
The Group has made the accounting policy choice to classify interest received as investing activities in the statement of cash flows.